Prepaid Expenses	8 Months Ended
Dec. 31, 2023
Prepaid Expenses [Abstract]
Prepaid Expenses

Note 7 - Prepaid Expenses

As of December 31, 2023, prepaid expenses totaled $242,795, contrasting with $3,061,196 and $111,944 on April 30, 2023, and April 30, 2022, respectively. Among this balance at April 30, 2023, $3,045,290 represented shares issued for services rendered, particularly in connection with the Company’s direct listing on Nasdaq during the year ended April 30, 2023. The other prepaid expenses predominantly encompass expenses related to D&O insurance for the period ending December 31, 2023.